Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
			Summary	Average				Net Income
	Summary		Compensation	Compensation		Peer Group		From
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Continuing	Adjusted
	Table Total for	Actually Paid	for Non-CEO	to Non-CEO	Stockholder	Stockholder	Net Income	Operations	Operating
Year	CEO(1)	to CEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	($m)(7)	($m)(8)	Margin(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2023	$19,308,195	$11,039,535	$6,631,757	$4,287,745	$100.38	$90.17	$625	$632	9.63%
2022	$17,860,730	$26,562,730	$5,986,427	$8,322,000	$97.64	$91.20	$944	$636	10.26%
2021	$17,603,127	$21,435,078	$5,235,163	$6,004,222	$107.51	$126.01	$537	$343	10.56%
2020	$9,848,772	$6,664,736	$2,836,370	$2,055,230	$90.80	$118.57	$500	$ N/A	9.74%

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lissalde’s total compensation from the SCT to determine CAP:

		Deductions	Additions
Year	SCT Total	from SCT(a)	to SCT(b)	CAP
2023	$19,308,195	$(13,223,536)	$4,954,876	$11,039,535

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value at the
		Year-over-	Change in Fair	End of the Prior
		Year Change	Value as of Vesting	Year of Equity
	Year End Fair	in Fair Value of	Date of Equity	Awards that Failed
	Value of Equity	Outstanding and	Awards Granted	to Meet Vesting	Value of
	Awards Granted	Unvested Equity	in Prior Years that	Conditions in	Dividends Related	Total Equity Award
Year	During the Year	Awards	Vested in the Year	the Year	to Equity Awards	Adjustments
2023	$10,527,894	$(4,060,130)	$(1,708,124)	$—	$195,236	$4,954,876

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lissalde, our Chief Executive Officer) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2023 and 2022 are as follows: Mr. Nowlan, Mr. Fadool, Mr. Demmerle, and Ms. Calaway. For 2021 and 2020, Mr. Ericson was also included.
(4)	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Lissalde) for each year to determine CAP:

	Average	Deductions	Additions	Average
Year	SCT Total	from SCT(a)	to SCT(b)	CAP
2023	$6,631,757	$(3,897,452)	$1,553,440	$4,287,745

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Change in	Average Fair Value
		Year-over-Year	Average Fair Value	at the End of the	Average
		Change in Average	as of Vesting Date	Prior Year of Equity	Value of	Total
	Average Year End	Fair Value of	of Equity Awards	Awards that Failed	Dividends	Average
	Fair Value of Equity	Outstanding and	Granted in Prior	to Meet Vesting	Related	Equity
	Award Granted	Unvested Equity	Years that Vested	Conditions in	to Equity	Award
Year	During the Year	Awards	in the Year	the Year	Awards	Adjustments
2023	$3,103,074	$(1,146,460)	$(457,723)	$—	$54,549	$1,553,440

(5)	The Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested in our common stock on January 1, 2020.
(6)	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2020, in companies within Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of net income attributable to continuing operations (i.e., reflecting the PHINIA spin-off) reflected in the Company’s audited financial statements for 2023, 2022, and 2021.
(9)	Adjusted Operating Margin is defined in the Compensation Discussion and Analysis and a reconciliation from US GAAP Operating Income is shown in the Appendix. We have selected Adjusted Operating Margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2023.

Company Selected Measure Name	Adjusted Operating M
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lissalde, our Chief Executive Officer) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2023 and 2022 are as follows: Mr. Nowlan, Mr. Fadool, Mr. Demmerle, and Ms. Calaway. For 2021 and 2020, Mr. Ericson was also included.

Peer Group Issuers, Footnote
(6)	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2020, in companies within Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts.

PEO Total Compensation Amount	$ 19,308,195	$ 17,860,730	$ 17,603,127	$ 9,848,772
PEO Actually Paid Compensation Amount	$ 11,039,535	26,562,730	21,435,078	6,664,736
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lissalde’s total compensation from the SCT to determine CAP:

		Deductions	Additions
Year	SCT Total	from SCT(a)	to SCT(b)	CAP
2023	$19,308,195	$(13,223,536)	$4,954,876	$11,039,535

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value at the
		Year-over-	Change in Fair	End of the Prior
		Year Change	Value as of Vesting	Year of Equity
	Year End Fair	in Fair Value of	Date of Equity	Awards that Failed
	Value of Equity	Outstanding and	Awards Granted	to Meet Vesting	Value of
	Awards Granted	Unvested Equity	in Prior Years that	Conditions in	Dividends Related	Total Equity Award
Year	During the Year	Awards	Vested in the Year	the Year	to Equity Awards	Adjustments
2023	$10,527,894	$(4,060,130)	$(1,708,124)	$—	$195,236	$4,954,876

Non-PEO NEO Average Total Compensation Amount	$ 6,631,757	5,986,427	5,235,163	2,836,370
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,287,745	8,322,000	6,004,222	2,055,230
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Lissalde) for each year to determine CAP:

	Average	Deductions	Additions	Average
Year	SCT Total	from SCT(a)	to SCT(b)	CAP
2023	$6,631,757	$(3,897,452)	$1,553,440	$4,287,745

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Change in	Average Fair Value
		Year-over-Year	Average Fair Value	at the End of the	Average
		Change in Average	as of Vesting Date	Prior Year of Equity	Value of	Total
	Average Year End	Fair Value of	of Equity Awards	Awards that Failed	Dividends	Average
	Fair Value of Equity	Outstanding and	Granted in Prior	to Meet Vesting	Related	Equity
	Award Granted	Unvested Equity	Years that Vested	Conditions in	to Equity	Award
Year	During the Year	Awards	in the Year	the Year	Awards	Adjustments
2023	$3,103,074	$(1,146,460)	$(457,723)	$—	$54,549	$1,553,440

Compensation Actually Paid vs. Total Shareholder Return	The chart below shows the comparison of Compensation Actually Paid to the CEO and non-CEO NEOs and TSR for the Company and Peer Group.
Compensation Actually Paid vs. Net Income	The chart below shows the comparison of Compensation Actually Paid for the CEO and non-CEO NEOs and Net Income.
Compensation Actually Paid vs. Company Selected Measure	The chart below shows the comparison of Compensation Actually Paid for the CEO and non-CEO NEOs and Adjusted Operating Margin.
Total Shareholder Return Vs Peer Group	The chart below shows the comparison of Compensation Actually Paid to the CEO and non-CEO NEOs and TSR for the Company and Peer Group.
Tabular List, Table

In our assessment, the most important financial performance measures used to link CAP to Company performance in 2023 are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the “Compensation Discussion and Analysis.”

Adjusted Operating Margin	Relative Total Stockholder Return
Free Cash Flow	eProducts Revenue Mix

Total Shareholder Return Amount	$ 100.38	97.64	107.51	90.80
Peer Group Total Shareholder Return Amount	90.17	91.20	126.01	118.57
Net Income (Loss)	$ 625,000,000	$ 944,000,000	$ 537,000,000	$ 500,000,000
Company Selected Measure Amount	9.63	10.26	10.56	9.74
PEO Name	Mr. Lissalde
Net Income From Continuing Operations	$ 632,000,000	$ 636,000,000	$ 343,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Non-GAAP Measure Description
(9)	Adjusted Operating Margin is defined in the Compensation Discussion and Analysis and a reconciliation from US GAAP Operating Income is shown in the Appendix. We have selected Adjusted Operating Margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	eProducts Revenue Mix
PEO | Deductions from SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,223,536)
PEO | Total Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,954,876
PEO | Year End Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,527,894
PEO | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,060,130)
PEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,708,124)
PEO | Value of Dividends Related to Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,236
Non-PEO NEO | Deductions from SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,897,452)
Non-PEO NEO | Total Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,553,440
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,103,074
Non-PEO NEO | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,146,460)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,723)
Non-PEO NEO | Value of Dividends Related to Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,549